Employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
Employee benefits
Schedule of changes in benefit obligation

	Overfunded pension plans	Underfunded pension plans	Other benefits
Benefit obligation as at December 31, 2018	3,577	3,929	1,280
Service costs	6	55	10
Interest costs	305	153	59
Benefits paid	(433)	(249)	(62)
Effect of changes in the actuarial assumptions	718	373	176
Translation adjustment	(167)	160	42
Benefit obligation as at December 31, 2019	4,006	4,421	1,505
Service costs	7	53	18
Interest costs	222	134	64
Benefits paid	(368)	(248)	(53)
Effect of changes in the actuarial assumptions	118	271	243
Translation adjustment	(880)	1	(44)
Benefit obligation as at December 31, 2020	3,105	4,632	1,733

Schedule of evolution of assets fair value

	Overfunded pension plans	Underfunded pension plans	Other benefits
Fair value of plan assets as at December 31, 2018	4,737	3,273	—
Interest income	416	123	—
Employer contributions	27	56	62
Benefits paid	(433)	(247)	(62)
Return on plan assets (excluding interest income)	757	382	—
Translation adjustment	(200)	139	—
Fair value of plan assets as at December 31, 2019	5,304	3,726	—
Interest income	298	109	—
Employer contributions	(39)	54	53
Participant contributions	—	—	—
Benefits paid	(368)	(248)	(53)
Return on plan assets (excluding interest income)	(114)	305	—
Translation adjustment	(1,112)	46	—
Fair value of plan assets as at December 31, 2020	3,969	3,992	—

Summary of reconciliation of net liabilities recognized in the statement of financial position

	Plans in Brazil
	December 31, 2020			December 31, 2019
	Overfunded	Underfunded	Other	Overfunded	Underfunded	Other
	pension plans	pension plans	benefits	pension plans	pension plans	benefits
Balance at beginning of the year	1,298	—	—	1,220	—	—
Interest income	74	—	—	110	—	—
Changes on asset ceiling	(278)	—	—	59	—	—
Translation adjustment	1,172	—	—	(91)	—	—
Balance at end of the year	2,266	—	—	1,298	—	—

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(3,105)	(317)	(465)	(4,006)	(412)	(303)
Fair value of assets	3,969	109	—	5,304	163	—
Effect of the asset ceiling	(864)	—	—	(1,298)	—	—
Liabilities	—	(208)	(465)	—	(249)	(303)

Current liabilities	—	(32)	(49)	—	(7)	(20)
Non-current liabilities	—	(176)	(416)	—	(242)	(283)
Liabilities	—	(208)	(465)	—	(249)	(303)

	Foreign plan
	December 31, 2020			December 31, 2019
	Overfunded	Underfunded	Other	Overfunded	Underfunded	Other
	pension plans	pension plans	benefits	pension plans	pension plans	benefits
Amount recognized in the statement of financial position
Present value of actuarial liabilities	—	(4,315)	(1,268)	—	(4,009)	(1,202)
Fair value of assets	—	3,883	—	—	3,563	—
Liabilities	—	(432)	(1,268)	—	(446)	(1,202)

Current liabilities	—	(7)	(47)	—	(6)	(46)
Non-current liabilities	—	(425)	(1,221)	—	(440)	(1,156)
Liabilities	—	(432)	(1,268)	—	(446)	(1,202)

	Total
	December 31, 2020			December 31, 2019
	Overfunded	Underfunded	Other	Overfunded	Underfunded	Other
	pension plans	pension plans	benefits	pension plans	pension plans	benefits
Balance at beginning of the year	1,298.	—	—	1,220	—	—
Interest income	74	—	—	110	—	—
Changes on asset ceiling	(278)	—	—	59	—	—
Translation adjustment	1,172	—	—	(91)	—	—
Balance at end of the year	2,266	—	—	1,298	—	—

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(3,105)	(4,632)	(1,733)	(4,006)	(4,421)	(1,504)
Fair value of assets	3,969	3,991	—	5,304	3,726	—
Effect of the asset ceiling	(864)	—	—	(1,298)	—	—
Liabilities	—	(641)	(1,733)	—	(695)	(1,504)

Current liabilities	—	(47)	(96)	—	(13)	(76)
Non-current liabilities	—	(594)	(1,637)	—	(682)	(1,428)
Liabilities	—	(641)	(1,733)	—	(695)	(1,504)

Summary of costs recognized in the income statement

	Year ended December 31,
	2020			2019			2018
	Overfunded	Underfunded		Overfunded	Underfunded		Overfunded	Underfunded
	pension	pension	Other	pension	pension	Other	pension	pension	Other
	plans	plans	benefits	plans	plans	benefits	plans	plans	benefits
Service cost	7	52	18	7	55	10	5	101	36
Interest on expense on liabilities	222	134	64	317	153	57	282	158	59
Interest income on plan assets	(297)	(107)	—	(432)	(123)	—	(406)	(127)	—
Interest expense on effect of (asset ceiling)/ onerous liability	74	—	—	114	—	—	124	—	—
Total of cost, net	6	79	82	6	85	67	5	132	95

Summary of costs recognized in the statement of comprehensive income

	Year ended December 31,
	2020			2019			2018
	Overfunded	Underfunded		Overfunded	Underfunded		Overfunded	Underfunded
	pension	pension	Other	pension	pension	Other	pension	pension	Other
	plans	plans	benefits	plans	plans	benefits	plans	plans	benefits
Balance at beginning of the year	(173)	(459)	(238)	(166)	(468)	(128)	(163)	(496)	(189)
Effect of changes actuarial assumptions	(118)	(271)	(243)	(718)	(373)	(176)	(679)	172	32
Return on plan assets (excluding interest income)	(114)	305	—	757	385	—	479	(144)	—
Change of asset ceiling	278	—	—	(60)	—	—	172	—	—
Others	—	9	11	—	—	—	(1)	—	(1)
	46	43	(232)	(21)	12	(176)	(29)	28	31
Deferred income tax	(15)	(12)	82	7	(5)	63	10	(7)	(8)
Others comprehensive income	31	31	(150)	(14)	7	(113)	(19)	21	23
Translation adjustments	41	28	25	7	2	3	23	11	10
Transfers/ disposal / others	—	—	—	—	—	—	(7)	(4)	28
Accumulated other comprehensive income	(101)	(400)	(363)	(173)	(459)	(238)	(166)	(468)	(128)

Schedule of actuarial and economic assumptions and sensitivity analysis
	Brazil
	December 31, 2020			December 31, 2019
	Overfunded	Underfunded		Overfunded	Underfunded
	pension plans	pension plans	Other benefits	pension plans	pension plans	Other benefits
Discount rate to determine benefit obligation	6.62% - 7.18%	6.50%	6.16% - 7.17%	6.99% - 7.32%	7.10%	6.99% - 7.39%
Nominal average rate to determine expense/ income	6.62% - 7.18%	6.50%	N/A	6.99% - 7.32%	7.10%	N/A
Nominal average rate of salary increase	3.80%	6.00%	N/A	5.88%	6.00%	N/A
Nominal average rate of benefit increase	3.80%	6.00%	N/A	3.80%	6.00%	N/A
Immediate health care cost trend rate	N/A	N/A	6.35% - 6.91%	N/A	N/A	6.91%
Ultimate health care cost trend rate	N/A	N/A	6.35% - 6.91%	N/A	N/A	6.91%
Nominal average rate of price inflation	3.31% - 3.80%	3.50%	3.25% - 3.80%	3.80%	4.00%	3.80%

	Foreign
	December 31, 2020		December 31, 2019
	Underfunded		Underfunded
	pension plans	Other benefits	pension plans	Other benefits
Discount rate to determine benefit obligation	2.43%	2.62%	2.96%	3.04%
Nominal average rate to determine expense/ income	3.04%	3.04%	3.57%	3.66%
Nominal average rate of salary increase	3.21%	N/A	3.17%	N/A
Nominal average rate of benefit increase	3.00%	N/A	3.00%	N/A
Immediate health care cost trend rate	N/A	5.35%	N/A	5.58%
Ultimate health care cost trend rate	N/A	4.56%	N/A	4.55%
Nominal average rate of price inflation	2.08%	N/A	2.10%	N/A

	December 31, 2020
	Overfunded pension plans	Underfunded pension plans	Other benefits
Nominal discount rate-1% increase
Effect on actuarial liability balance	2,838	4,064	1,509
Assumptions made	7.62%	4.20%	4.64%
Nominal discount rate-1% reduction
Effect on actuarial liability balance	3,424	5,295	2,016
Assumptions made	5.62%	2.20%	2.64%

Schedule of expected benefit payments

	December 31, 2020
	Overfunded pension plans	Underfunded pension plans	Other benefits
2021	215	239	17
2022	220	237	18
2023	224	238	19
2024	227	239	20
2025	230	238	21
2026 and thereafter	1,177	1,175	119

Overfunded pension plans
Employee benefits
Schedule of evolution of assets fair value

	December 31, 2020				December 31, 2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Debt securities-Corporate	—	42	—	42	—	48	—	48
Debt securities-Government	1,840	—	—	1,840	2,716	—	—	2,716
Investments funds-Fixed Income	2,242	—	—	2,242	2,668	—	—	2,668
Investments funds-Equity	396	—	—	396	556	—	—	556
International investments	32	—	—	32	28	—	—	28
Structured investments-Private Equity funds	—	—	126	126	—	—	157	157
Structured investments-Real estate funds	124	—	5	129	160	—	17	177
Real estate	—	—	255	255	—	—	323	323
Loans to participants	—	—	105	105	—	—	141	141
Total	4,633	42	491	5,166	6,128	48	638	6,814
Funds not related to risk plans (i)				(1,197)				(1,510)
Fair value of plan assets at end of year				3,969				5,304

(i)   Financial investments not related to coverage of overfunded pension plans. Funds are related to the Company´s unconsolidated entities and former employees.

Schedule of measurement of plan assets at fair value with no observable market variables (Level 3)

	December 31, 2020
	Private equity funds	Real estate funds	Real estate	Loans to participants	Total
Balance as at December 31, 2018	159	15	339	160	673
Return on plan assets	8	—	8	19	35
Assets purchases	1	2	4	46	53
Assets sold during the year	(4)	—	(13)	(79)	(96)
Translation adjustment	(7)	—	(15)	(5)	(27)
Balance as at December 31, 2019	157	17	323	141	638
Return on plan assets	18	(8)	9	19	38
Assets purchases	1	1	10	117	129
Assets sold during the year	(15)	—	(14)	(141)	(170)
Translation adjustment	(35)	(4)	(72)	(32)	(143)
Balance as at December 31, 2020	126	5	255	104	491

Underfunded pension plans
Employee benefits
Schedule of evolution of assets fair value

	December 31, 2020				December 31, 2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	—	102	—	102	—	56	—	56
Equity securities	1,565	—	—	1,565	1,409	2	—	1,411
Debt securities-Corporate	—	519	—	519	—	507	—	507
Debt securities-Government	132	690	—	822	156	634	—	790
Investments funds-Fixed Income	36	158	—	194	49	339	—	388
Investments funds-Equity	1	350	—	351	2	135	—	137
Structured investments - Private Equity funds	—	—	250	250	—	—	212	212
Real estate	—	—	5	5	—	—	55	55
Loans to participants	—	—	2	2	—	—	3	3
Others	—	—	179	179	2	—	165	167
Total	1,735	1,819	437	3,991	1,618	1,673	435	3,726

Schedule of measurement of plan assets at fair value with no observable market variables (Level 3)

	Private equity funds	Real estate	Loans to participants	Others	Total
Balance as at December 31, 2018	213	51	3	165	432
Return on plan assets	11	4	—	5	20
Assets purchases	18	—	—	—	18
Assets sold during the year	(32)	—	(1)	(4)	(37)
Translation adjustment	2	—	1	(1)	2
Balance as at December 31, 2019	212	55	3	165	435
Return on plan assets	1	(1)	—	—	—
Assets purchases	20	—	—	—	20
Assets sold during the year	(33)	—	—	—	(33)
Translation adjustment	50	(49)	(1)	15	15
Balance as at December 31, 2020	250	5	2	180	437